DERIVATIVE LIABILITY (Details)	Dec. 31, 2020
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative liability measurement input	343.00%
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative liability measurement input	367.00%
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative liability measurement input	0.09%
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative liability measurement input	0.095%
Measurement Input, Expected Dividend Rate [Member]
Derivative liability measurement input
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative liability term	3 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative liability term	12 months